Leases (Tables)	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Disclosure of maturity analysis of finance lease payments receivable
The undiscounted finance lease payments receivable in relation to this sublease as at September 30, 2024 are as follows:

30 September 2024
£'000
Within one year	79
One to five years	1,309
More than 5 years	906
Unearned finance income	(501)
Net finance lease receivable	1,793

Disclosure of maturity analysis of undiscounted operating lease payments
The undiscounted lease liability contractual maturities as at September 30, 2024 and December 31, 2023 are as follows:

	September 30, 2024	31 December 2023
	£'000	£'000
Within one year	4,167	3,399
One to five years	14,609	14,707
More than 5 years	2,857	4,003
	21,633	22,109